WESTERN ASSET TRUST, INC.
                 Corporate Securities Portfolio
                 Mortgage Securities Portfolio
               International Securities Portfolio
        Supplement to Prospectus dated October 30, 1995

The following information is inserted in the section captioned "Fee Waivers" on page 4 of the Prospectus:

     "Western Asset has also voluntarily undertaken to waive fees and/or reimburse the International Portfolio to the extent that Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual rate of 0.85% of average daily net assets for such month. These waiver and reimbursement agreements are in effect until June 30, 1996."

The following information is inserted in the section captioned "Management and Other Expenses" on page 27 of the Prospectus:

     "Western Asset has voluntarily agreed to waive its fees or reimburse each of the Domestic Portfolios to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual percentage rate equal to 0.25% of the Portfolio's average daily net assets, and Western Asset has voluntarily agreed to waive its fees or reimburse the International Portfolio to the extent that Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual percentage rate equal to 0.85% of that Portfolio's average daily net assets. These waiver and reimbursement agreements are in effect until June 30, 1996."




                                             January 4, 1996

                    WESTERN ASSET TRUST, INC.
                 Corporate Securities Portfolio
                 Mortgage Securities Portfolio
               International Securities Portfolio
Supplement to Statement of Additional Information dated October 30, 1995

The following information is inserted in the section captioned "Expense Limitations" on page 26 of the Statement of Additional Information:

     "Western Asset has agreed to waive its fees or reimburse each of the Corporate and Mortgage Portfolios to the extent a Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual percentage rate equal to 0.25% of the Portfolio's average daily net assets. Western Asset has agreed to waive its fees or reimburse the International Portfolio to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any extraordinary expenses) exceed during any month an annual percentage rate equal to 0.85% of the Portfolio's average daily net assets. These voluntary expense limitations are in effect to June 30, 1996."





                                                  January 4, 1996

                    WESTERN ASSET TRUST, INC.
                     Money Market Portfolio
                    Short Duration Portfolio
                   Limited Duration Portfolio
                Intermediate Duration Portfolio
                 Full Range Duration Portfolio
                    Long Duration Portfolio
        Supplement to Prospectus dated October 30, 1995

The following information is inserted in the section captioned "Fee Waivers" on page 8 of the Prospectus:

     "The Adviser has voluntarily agreed to waive its fees and/or reimburse each Portfolio to the extent the Portfolio's expenses (exclusive of taxes, interest, brokerage and other transaction expenses and any other extraordinary expenses) exceed during any month an annual rate of 0.50% of the Portfolio's average daily net assets for such month for the Limited Duration, Intermediate Duration, Full Range Duration and Long Duration Portfolios, and 0.40% of the Portfolio's average daily net assets for such month for the Money Market and Short Duration Porfolios until June 30, 1996. For the Limited Duration, Money Market, Full Range Duration and
     Long Duration Portfolios, the Administrator has voluntarily agreed to limit its annual fee to 0.05% of the Portfolios average daily net assets."






                                                  January 4, 1996